Parent Entity Information	12 Months Ended
Jun. 30, 2025
Parent Entity Information
Parent Entity Information

Note 24. Parent Entity Information

Set out below is the supplementary information about the parent entity.

Statement of profit or loss and other comprehensive income

	Parent
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Loss after income tax	(9,965,292)	(15,166,025)	(10,534,690)

Total comprehensive loss	(9,965,292)	(15,166,025)	(10,534,690)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 24. Parent Entity Information (Continued)

Statement of financial position

	Parent
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Total current assets	572,229	3,170,822	17,352,971

Total assets	109,817,618	105,439,276	118,145,995

Total current liabilities	650,727	2,637,947	1,799,920

Total liabilities	650,727	8,290,204	7,152,464

Equity
Issued capital	167,036,278	143,972,569	142,986,671
Share-based payments reserve	7,981,298	9,061,897	8,726,228
Accumulated losses	(65,850,685)	(55,885,394)	(40,719,368)

Total equity	109,166,891	97,149,072	110,993,531

Contingent liabilities

The parent entity had no contingent liabilities as at 30 June 2025, 30 June 2024, and 30 June 2023.

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment as at 30 June 2025 , 30 June 2024 and 30 June 2023.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 1.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025